Finance cost (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowing costs [abstract]
Interest on long-term debt	$ 73,211	$ 73,434
Unwinding of discount on provisions	22,020	20,733
Other charges	15,377	16,860
Interest on short-term debt	0	879
Finance costs	110,608	$ 111,906
Borrowing costs capitalised	$ 0